Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Schedule of Subsidiaries
The consolidated financial statements include the accounts of the Corporation and its principal subsidiaries as follows:

	Percentage ownership
	2020	2019
Guangzhou Ballard Power Systems Co., Ltd.	100%	100%
Ballard Hong Kong Ltd.	100%	100%
Ballard Unmanned Systems (formerly named Protonex Technology Corporation) (note 7)	100%	100%
Ballard Services Inc.	100%	100%
Ballard Fuel Cell Systems Inc.	100%	100%
Ballard Power Systems Europe A/S	100%	100%
Ballard Power Corporation	100%	100%

Disclosure of detailed information about property, plant and equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Computer equipment	3 to 10 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years

	December 31,	December 31,
	2020	2019
Property, plant and equipment owned	$36,560	$27,746
Right-of-use assets	12,774	15,090
	$49,334	$42,836

	December 31,	December 31,
Net carrying amounts	2020	2019
Computer equipment	$1,846	$1,427
Furniture and fixtures	657	51
Leasehold improvements	1,558	1,260
Production and test equipment	32,499	25,008
	$36,560	$27,746

Cost	December 31, 2019	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2020
Computer equipment	$5,733	$791	$—	$75	$36	$6,635
Furniture and fixtures	1,098	642	—	15	(1)	1,754
Leasehold improvements	8,559	440	—	170	27	9,196
Production and test equipment	55,681	10,747	(560)	500	24	66,392
	$71,071	$12,620	$(560)	$760	$86	$83,977

Accumulated depreciation	December 31, 2019	Depreciation	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2020
Computer equipment	$4,306	$379	$—	$75	$29	$4,789
Furniture and fixtures	1,047	25	—	15	10	1,097
Leasehold improvements	7,299	302	—	—	37	7,638
Production and test equipment	30,673	3,053	(512)	670	9	33,893
	$43,325	$3,759	$(512)	$760	$85	$47,417

Cost	December 31, 2018	Additions	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$12,180	$—	$—	$(12,180)	$—	$—
Computer equipment	5,584	214	(63)	4	(6)	5,733
Furniture and fixtures	1,103	1	—	(4)	(2)	1,098
Leasehold improvements	7,936	630	—	—	(7)	8,559
Production and test equipment	43,310	13,089	(716)	—	(2)	55,681
	$70,113	$13,934	$(779)	$(12,180)	$(17)	$71,071

Accumulated depreciation	December 31, 2018	Depreciation	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$7,173	$—	$—	$(7,173)	$—	$—
Computer equipment	3,945	422	(63)	4	(2)	4,306
Furniture and fixtures	1,036	16	—	(4)	(1)	1,047
Leasehold improvements	6,917	389	—	—	(7)	7,299
Production and test equipment	29,422	1,969	(716)	—	(2)	30,673
	$48,493	$2,796	$(779)	$(7,173)	$(12)	$43,325

Disclosure of quantitative information about right-of-use assets
Leased assets are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

Right-of-use asset - Property	1 to 7 years
Right-of-use asset - Office equipment	4 to 5 years
Right-of-use asset - Vehicles	1 to 5 years
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 18).

Right-of-use assets	December 31,	December 31,
Net carrying amounts	2020	2019
Property	$12,537	$14,921
Equipment	121	67
Vehicle	116	102
	$12,774	$15,090

Cost	December 31, 2019	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2020
Property	$24,568	$—	$(46)	$143	$24,665
Equipment	84	102	(42)	5	149
Vehicle	142	54	—	12	208
	$24,794	$156	$(88)	$160	$25,022

Accumulated depreciation	December 31, 2019	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2020
Property	$9,647	$2,488	$(46)	$39	$12,128
Equipment	17	25	(15)	1	28
Vehicle	40	46	—	6	92
	$9,704	$2,559	$(61)	$46	$12,248

As part of the sale of the remaining UAV assets of its subsidiary, Ballard Unmanned Systems, the Corporation de-recognized a property lease totaling $46,000 related to vacating of leased space previously occupied by UAV staff. In addition, the Corporation renegotiated an existing equipment lease resulting in the de-recognition of the original equipment lease, with a net book value of $27,000.

Cost	January 1, 2019	Additions	Effect of movements in exchange rates	December 31, 2019
Property	$23,427	$1,147	$(6)	$24,568
Equipment	76	13	(5)	84
Vehicle	111	31	—	142
	$23,614	$1,191	$(11)	$24,794
10.    Property, plant and equipment (cont'd):

Accumulated depreciation	January 1, 2019	Depreciation	Effect of movements in exchange rates	December 31, 2019
Property	$7,173	$2,474	$—	$9,647
Equipment	—	22	(5)	17
Vehicle	—	40	—	40
	$7,173	$2,536	$(5)	$9,704

Disclosure of recognition and measurement of goodwill and intangible assets	Recognition and measurement

Goodwill	Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
Research and development	Expenditure on research activities is recognized in profit or loss as incurred.
Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.
Intangible assets	Intangible assets, including patents, know-how, in-process research and development, trademarks and service marks and software systems that are acquired or developed by the Corporation and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Disclosure of intangible assets with indefinite useful life
The estimated useful lives for current and comparative periods are as follows:

Internally generated fuel cell intangible assets	3 to 5 years
Patents, know-how and in-process research & development	5 to 20 years
ERP management reporting software system	5 to 10 years
Trademarks and service marks	15 years
Domain names	15 years
Customer base and relationships	10 years
Acquired non-compete agreements	1 year